UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 4400 Biscayne Blvd, 9th Floor
         Miami, FL 33137


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul R. Thomson
Title:   Chief Compliance Officer
Phone:   305-358-3000

Signature, Place, and Date of Signing:

       /s/Paul R. Thomson             Miami, FL		       02-14-12
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $6,113,503
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP COM        COM              026874784  2135434 92044583.00 SH    Sole              89138907.00        2905676.00
ASSURED GUARANTY LTD.          COM              G0585R106      679 51700.00 SH       Sole                                   51700.00
BANK OF AMERICA CORP. COM      COM              060505104   579696 104261795.00 SH   Sole              91552815.00       12708980.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670108   461545 4022.00 SH        Sole                  4016.00              6.00
BERKSHIRE HATHAWAY INC DEL CL  COM              084670702   208310 2730141.00 SH     Sole               1828050.00         902091.00
CIT GROUP INC.                 COM              125581801   649163 18616669.00 SH    Sole              17447629.00        1169040.00
CITIGROUP INC COM              COM              172967424    55517 2110093.00 SH     Sole                173270.00        1936823.00
GOLDMAN SACHS GROUP, INC.      COM              38141G104     1926 21300.00 SH       Sole                 10500.00          10800.00
JEFFERIES GROUP INC.           COM              472319102    17604 1280300.00 SH     Sole               1119400.00         160900.00
LEUCADIA NATL CORP COM         COM              527288104   415654 18278538.00 SH    Sole              15282897.00        2995641.00
MBIA INC COM                   COM              55262c100   539297 46531244.00 SH    Sole              36458200.00       10073044.00
REGIONS FINANCIAL CORP         COM              7591EP100       90 20900.00 SH       Sole                                   20900.00
SEARS HLDGS CORP COM           COM              812350106   511928 16108492.00 SH    Sole              15359773.00         748719.00
ST JOE CO COM                  COM              790148100   372348 26184846.00 SH    Sole              24625602.00        1559244.00
WELLS FARGO & CO NEW COM       COM              949746101      865 31400.00 SH       Sole                                   31400.00
AIG WARRANTS, 45.00 STRIKE     WTS              026874156   135154 24528959.00 SH    Sole              23627943.00         901016.00
BAC WARRANTS, 13.30 STRIKE     WTS              060505146    17151 8490728.00 SH     Sole               8490728.00
JP MORGAN WARRANTS, 42.42 STRI WTS              46634E114     4120 484700.00 SH      Sole                484700.00
WELLS FARGO WARRANTS, 34.01 ST WTS              949746119     7022 818445.00 SH      Sole                818445.00